Subsequent Events (Details) - USD ($)	Apr. 16, 2025	Mar. 14, 2025	Feb. 14, 2025	Feb. 03, 2025	Jul. 31, 2024	Jun. 20, 2024	Mar. 18, 2024	Mar. 12, 2024
Subsequent Events (Details) [Line Items]
Issued a promissory note					$ 500,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Interest rate	50.00%
Transfer shares	15,000
Received in new financing	$ 1,000,000
Public offering units		3,333,334
Exercise per unit		125.00%
M. David Shapiro [Member]
Subsequent Events (Details) [Line Items]
Issued a promissory note						$ 50,000
Scott Nealey [Member]
Subsequent Events (Details) [Line Items]
Issued a promissory note								$ 150,000
James Byrd [Member]
Subsequent Events (Details) [Line Items]
Issued a promissory note							$ 50,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Issued a promissory note			$ 150,000
Interest rate			9.75%
Subsequent Event [Member] | Sean Kelly [Member]
Subsequent Events (Details) [Line Items]
Issued a promissory note				$ 100,000
Interest rate				9.75%
Transfer shares				10,000
Subsequent Event [Member] | Paul S. Turin [Member]
Subsequent Events (Details) [Line Items]
Issued a promissory note				$ 185,000
Interest rate				9.75%
Subsequent Event [Member] | Gregory T. Delory [Member]
Subsequent Events (Details) [Line Items]
Issued a promissory note			$ 200,000
Interest rate			9.75%
Minimum [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Public offering price per Unit		4.00%
Maximum [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Public offering price per Unit		5.00%